Loss Per Share - Summary of Loss Per Share (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Weighted average shares outstanding (000s)
Basic and dilutive	[1]	229,871	186,038		21,865
Continuing operations
Net loss attributable to owners of the Company	[2]	$ (335,114)	$ (226,984)		$ (199,619)
Per share - basic and diluted		$ (1.46)	$ (1.22)		$ (9.13)
Discontinued operations
Net loss attributable to owners of the Company					$ (33,627)
Per share - basic and diluted					$ (1.54)
Net loss attributable to owners of the Company	[2]	$ (335,114)	$ (226,984)		$ (233,246)
Per share - basic and diluted		$ (1.46)	$ (1.22)	[2]	$ (10.67)

[1]	For the year ended December 31, 2022, there were 0.3 million equity classified warrants, 10.1 million derivative warrants, 0.2 million simple warrants, 0.1 million performance warrants, 0.04 million stock options and 1.4 million RSUs that were excluded from the calculation as the impact was anti-dilutive (year ended December 31, 2021 – 0.4 million equity classified warrants, 9.9 million derivative warrants, 0.3 million simple warrants, 0.1 million performance warrants, 0.04 million stock options and 0.8 million RSUs, year ended December 31, 2020 – 0.1 million equity classified warrants, 0.2 million derivative warrants, 0.3 million simple warrants, 0.2 million performance warrants, 0.07 million stock options and 0.2 million RSUs).
[2]	Adjustment to provisional amounts — refer to note 5(b).